MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2019
Disclosure Of Marketable Securities [Abstract]
MARKETABLE SECURITIES [Text Block]
3.	MARKETABLE SECURITIES

The Company held 1,942,795 common shares of Grande Portage Resources Ltd. as a result of the sale of the Company’s 35% interest in the Herbert Gold project on July 29, 2016.

During 2019, a $9,000 gain (2018 - $130,000 loss) was recognized in the profit and loss with a fair value of $165,000 as of December 31, 2019 (2018 - $156,000).